INTANGIBLE ASSETS, NET (Details Narrative) - HKD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Amortization expense	$ 390,000		$ 2,560,667
Intangible assets, net			$ 3,107,201